Financial Instruments	6 Months Ended
Jun. 30, 2015
Investments, All Other Investments [Abstract]
Financial Instruments
2.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Partnership estimates fair value and for a description of the fair value hierarchy levels, see Note 2 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

			June 30, 2015		December 31, 2014
	Fair Value Hierarchy Level		Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1		162,213	162,213	205,636	205,636
Derivative instruments (note 10)
Interest rate swap agreements	Level 2		(106,061)	(106,061)	(119,558)	(119,558)
Interest rate swaption – assets	Level 2		1,958	1,958	—	—
Interest rate swaption – liabilities	Level 2		(1,365)	(1,365)	—	—
Cross currency swap agreements	Level 2		(89,399)	(89,399)	(70,386)	(70,386)
Other derivative	Level 3		(3,110)	(3,110)	(2,137)	(2,137)
Other:
Advances to equity accounted joint ventures (notes 6a and 6b)	(i	)	170,383	(i )	181,514	(i )
Long-term receivable included in accounts
receivable and other assets(ii)	Level 3		17,323	17,321	17,137	17,164
Long-term debt – public (note 7)	Level 1		(331,076)	(337,952)	(214,707)	(220,762)
Long-term debt – non-public (note 7)	Level 2		(1,629,333)	(1,585,149)	(1,709,417)	(1,659,852)

(i)

The advances to equity accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)

As described in Note 2 in the Partnership’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year-ended December 31, 2014, the estimated fair value of the non-interest bearing receivable from BG International Limited (or BG) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2015 is $17.3 million using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from BG, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the six months ended June 30, 2015 and 2014 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), is as follows:

	Six Months Ended June 30,
	2015 $	2014 $
Fair value at beginning of period	(2,137)	6,344
Realized and unrealized losses included in earnings	(2,180)	(3,224)
Settlement payments (receipts)	1,207	(1,544)

Fair value at end of period	(3,110)	1,576

The Partnership’s Suezmax tanker, the Toledo Spirit, operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter in July 2018. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates, as well as an estimated discount rate. The estimated fair value of this other derivative as of June 30, 2015 is based upon an average daily tanker rate of $32,476 (June 30, 2014 – $23,788) over the remaining duration of the charter contract and a discount rate of 7.4% (June 30, 2014 – 8.4%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

			June 30,	December 31,
	Credit Quality		2015	2014
Class of Financing Receivable	Indicator	Grade	$	$

Direct financing leases	Payment activity	Performing	673,432	682,495
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	24,737	27,266
Advances to equity accounted joint ventures (notes 6a and 6b)	Other internal metrics	Performing	170,383	181,514

			868,552	891,275